Share capital	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Share capital	Share capital
Movements in the Group’s Ordinary shares, share capital and share premium during the six months ended 30 June 2026 are as follows (in thousands, except for share amounts):

	Ordinary Shares	Share capital	Share premium	Total
Balance at 1 January 2026	312,021,375	2,929	2,105,691	2,108,620
Capital contribution	43,893,333	439	155,640	156,079
Settlement of RSUs with shares	902,330	9	7,095	7,104
Balance at 30 June 2026	356,817,038	3,377	2,268,426	2,271,803
No dividends were paid or declared during the six months ended 30 June 2026 and 2025.
During the six months ended 30 June 2026, the Company issued 43,893,333 ordinary shares in connection with the financing transactions described in Note 3, increasing share capital and share premium by $156.1 million.